Income tax (charge)/credit	12 Months Ended
Dec. 31, 2024
Income tax (charge)/credit
Income tax (charge)/credit

9Income tax (charge)/credit

Tax (charged to)/credited in profit or loss:

	2024	2023	2022
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	(45)	22,661	—

The tax on loss before tax for the year is lower (2023: lower, 2022: lower) than the respective rate of corporation tax in the UK of 25% (2023: 19%, 2022: 19%).

The differences are reconciled below:

	2024	2023	2022
	£ 000	£ 000	£ 000
Loss before tax	(781,195)	(82,607)	(94,375)
Corporation tax credit at respective rate	195,298	15,695	17,931
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(1,393)	(892)	(418)
Decrease in tax credit from tax losses for which no deferred tax asset was recognized	(193,950)	(14,803)	(17,513)
Research and development tax credit	—	22,661	—
Total income tax (charge)/credit	(45)	22,661	—

From April 1, 2023 there is no longer a single corporation tax rate in the UK for non-ring fence profits. At the Autumn Budget 2024, the U.K. government announced a cap to the headline rate of Corporation Tax at 25% for the duration of the current Parliament. A small profits rate of 19% exists for companies with profits of £50 thousand or less. Companies with profits between £50 thousand and £250 thousand pay tax at the main rate, reduced by a marginal relief.

No deferred tax assets or liabilities have been recognized as the Group has a surplus of UK tax losses, which offset in the same jurisdiction as any deferred tax liabilities. A deferred tax asset for the surplus tax losses has not been recognized as the Group has not yet been profitable and therefore there is uncertainty over the availability of future taxable profits against which to utilize the tax losses.

Unused potential tax losses for which no deferred tax asset has been recognized as at December 31, 2024 were estimated as £934,012 thousand (2023: £116,000 thousand).